Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Sep. 30, 2023	Mar. 26, 2023
Warrants term	5 years
Warrant exercise price	$ 0.033
Novint Technologies, Inc. [Member] | Dror Ortho Design Ltd [Member]
Percentage of equity acquired		100.00%
Percentage of acquiror common stock transferred		57.00%
Percentage of acquiror common stock additional ownership		30.00%
Warrants term		5 years
Warrant exercise price		$ 0.033
Option Buyback Price		$ 0.0001
Novint Technologies, Inc. [Member] | Dror Ortho Design Ltd [Member] | Minimum [Member]
Investment in acquiror common stock		$ 5
Novint Technologies, Inc. [Member] | Dror Ortho Design Ltd [Member] | Maximum [Member]
Investment in acquiror common stock		$ 6